Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Taxes

Deferred taxes

	Intangible assets, net	Carryforward tax losses	Carryforward research and development expenses	Other	Total
	U.S. dollar in thousands
Balance as of January 1, 2024	(164)	42	285	18	181
Changes during the year:
Charged to profit or loss	64	(32)	134	75	241
Balance as of December 31, 2024	(100)	10	419	93	422

Balance as of January 1, 2023	(852)	551	-	-	(301)
Changes during the year:
Charged to profit or loss	688	(509)	285	18	482
Balance as of December 31, 2023	(164)	42	285	18	181

Balance as of January 1, 2022	(1,067)	422	-	-	(645)
Changes during the year:
Charged to profit or loss	215	129	-	-	344
Balance as of December 31, 2022	(852)	551	-	-	(301)

Schedule of Reconciliation of Theoretical Taxes on income

Following is a reconciliation of the theoretical taxes on income, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see above) and the actual tax expense:

	Year ended December 31
	2024		2023		2022
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands
Profit (loss) before income tax	23	(7,001)	23	6,089	23	12,783
Theoretical tax expense (benefit)		1,610		(1,400)		(2,940)
Change in effective tax rate due to:
Tax benefits arising from reduced tax rate under the PTE regime		(1,007)		(590)		441
Decrease in taxes resulting from utilization of losses in the reported year for which deferred taxes were not recognized in prior years		(12)		(843)		-
Increase in taxes resulting from non-deductible expenses		493		2,206		261
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized		137		145		1,911
Tax expense (benefit)		1,221		(482)		(327)